Net Unrealized Gains On Available -For-Sale Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains (losses)	$ 13,007	$ 7,197	$ 5,000
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	25,055	16,574	13,608
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(5,704)	(5,501)	(5,916)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (6,344)	$ (3,876)	$ (2,692)